UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

CENTER COAST MLP FOCUS FUND
(Class A: CCCAX)
(Class C: CCCCX)
(Class I: CCCNX)

SEMI-ANNUAL REPORT
May 31, 2013

Center Coast MLP Focus Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	10
Expense Example	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the Center Coast MLP Focus Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

www.cccmlpfocusfund.com

Center Coast MLP Focus Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIP SHARES – 103.8%
	DIVERSIFIED – 42.1%
3,166,906	Enbridge Energy Partners LP	$93,455,396
2,347,311	Enterprise Products Partners LP	139,406,800
1,713,019	Kinder Morgan Management LLC*	139,131,390
2,710,935	ONEOK Partners LP	140,317,996
2,999,688	Targa Resources Partners LP	139,515,489
1,850,081	Williams Partners LP	92,300,541
		744,127,612

	GATHERS & PROCESSORS – 13.2%
1,093,812	Access Midstream Partners LP	47,055,792
1,877,131	Crestwood Midstream Partners LP	46,458,992
2,371,165	Crosstex Energy LP	45,668,638
1,580,518	Western Gas Partners LP	92,981,874
		232,165,296

	NATURAL GAS/NATURAL GAS LIQUIDS – 19.2%
1,574,877	Boardwalk Pipeline Partners LP	46,616,359
3,404,795	El Paso Pipeline Partners LP	139,903,027
1,329,114	Spectra Energy Partners LP	47,329,749
502,611	Tallgrass Energy Partners LP*	10,861,424
2,150,474	TC Pipelines LP	93,696,152
		338,406,711

	REFINED/CRUDE OIL – 29.3%
2,166,770	Buckeye Partners LP	143,310,168
904,991	Magellan Midstream Partners LP	47,050,482
1,119,513	Martin Midstream Partners LP	45,967,204
1,037,735	NuStar Energy LP	48,348,074
2,503,600	Plains All American Pipeline LP	140,652,248
770,238	Sunoco Logistics Partners LP	46,630,208
742,337	Tesoro Logistics LP	46,054,587
		518,012,971

	TOTAL MASTER LIMITED PARTNERSHIP SHARES (Cost $1,554,789,164)	1,832,712,590

Principal Amount

	SHORT-TERM INVESTMENTS – 2.1%
$38,101,044	UMB Money Market Fiduciary, 0.01%1	38,101,044

	TOTAL SHORT-TERM INVESTMENTS (Cost $38,101,044)	38,101,044

Center Coast MLP Focus Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

TOTAL INVESTMENTS – 105.9% (Cost $1,592,890,208)	$1,870,813,634
Liabilities in Excess of Other Assets – (5.9)%	(104,819,449)

TOTAL NET ASSETS – 100.0%	$1,765,994,185

LLC – Limited Liability Company
LP – Limited Partnership

*	No distribution or dividend was made during the period ended. As such, it is classified as a non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
SUMMARY OF INVESTMENTS
As of May 31, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Master Limited Partnership Shares
Diversified	42.1%
Refined/Crude Oil	29.3%
Natural Gas/Natural Gas Liquids	19.2%
Gathers & Processors	13.2%
Total Master Limited Partnership Shares	103.8%
Short-Term Investments	2.1%
Total Investments	105.9%
Liabilities in Excess of Other Assets	(5.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2013 (Unaudited)

Assets:
Investments, at fair value (cost $1,592,890,208)	$1,870,813,634
Receivables:
Investment securities sold	1,148,725
Fund shares sold	15,766,608
Dividends and interest	459
Prepaid expenses	206,837
Total assets	1,887,936,263

Liabilities:
Payables:
Investment securities purchased	18,344,323
Fund shares redeemed	4,720,645
Advisory fees	1,548,940
Distribution fees - Class A & Class C (Note 7)	635,127
Shareholder servicing fees (Note 8)	31,799
Administration fees	88,750
Auditing fees	46,724
Fund accounting fees	23,364
Transfer agent fees and expenses	11,666
Custody fees	7,735
Deferred tax liability	96,441,129
Dividends	4,417
Accrued other expenses	37,459
Total liabilities	121,942,078

Net Assets	$1,765,994,185

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,605,258,969
Accumulated net investment loss, net of deferred taxes	(14,699,312)
Accumulated net realized gain on investments, net of deferred taxes	1,732,387
Net unrealized appreciation on investments, net of deferred taxes	173,702,141
Net Assets	$1,765,994,185

Net asset value, offering and redemption price per share:
Class A Shares:
Net assets applicable to shares outstanding	$680,659,863
Shares outstanding	62,590,530
Net asset value and redemption price per share1	$10.87
Maximum sales charge (5.75% of offering price)2	$0.66
Offering price	$11.53

Class C Shares:
Net assets applicable to shares outstanding	$582,685,636
Shares outstanding	54,812,719
Net asset value, offering price and redemption price per share3	$10.63

Institutional Shares:
Net assets applicable to shares outstanding	$502,648,686
Shares outstanding	46,095,749
Net asset value, offering price and redemption price per share	$10.90

1	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
2	No initial sales charge is applied to purchases of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.
3	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2013 (Unaudited)

Investment Income:
Distributions from master limited partnerships	$41,324,581
Less return of capital on distributions	(41,324,581)
Interest	1,845
Total investment income	$1,845

Expenses:
Advisory fees	6,952,514
Distribution fees - Class C (Note 7)	2,186,730
Distribution fees - Class A (Note 7)	710,019
Transfer agent fees and expenses	404,514
Administration fees	348,490
Shareholder servicing fees (Note 8)	242,683
Miscellaneous	108,773
Fund accounting fees	100,816
Shareholder reporting fees	74,836
Legal fees	60,778
Registration fees	57,343
Custody fees	53,580
Auditing fees	28,883
Chief Compliance Officer fees	9,378
Trustees' fees and expenses	8,478
Insurance fees	1,396

Total expenses	11,349,211
Advisory fees recovered	234,861
Net expenses	11,584,072
Net investment loss, before taxes	(11,582,227)
Deferred tax benefit	4,343,335
Net investment loss, net of deferred taxes	(7,238,892)

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	2,654,459
Deferred tax expense	(995,422)
Net realized gain, net of deferred taxes	1,659,037

Net change in unrealized appreciation/depreciation on investments	205,203,032
Deferred tax expense	(76,951,137)
Net change in unrealized appreciation/depreciation	128,251,895
Net realized and unrealized gain on investments	129,910,932

Net Increase in Net Assets from Operations	$122,672,040

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2013	November 30,
	(Unaudited)	2012
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss, net of deferred taxes	$(7,238,892)	$(6,821,575)
Net realized gain (loss) on investments, net of deferred taxes	1,659,037	(202,011)
Change in net unrealized appreciation/depreciation on investments,
net of deferred taxes	128,251,895	38,131,118
Net increase in net assets resulting from operations	122,672,040	31,107,532

Distributions to Shareholders from return of capital:
Class A	(15,533,102)	(22,064,006)
Class C	(12,637,809)	(13,276,442)
Institutional Class	(11,019,381)	(13,021,480)
Total distributions	(39,190,292)	(48,361,928)

Capital Transactions:
Net proceeds from shares sold:
Class A	260,033,632	387,373,016
Class C	252,115,967	264,266,571
Institutional Class	242,287,308	274,087,634
Reinvestment of distributions:
Class A	12,971,825	16,942,178
Class C	8,927,399	8,966,740
Institutional Class	8,849,944	10,480,200
Cost of shares redeemed:(1)
Class A	(73,378,082)	(80,340,588)
Class C	(17,313,977)	(7,397,563)
Institutional Class	(53,547,032)	(50,460,684)
Net change in net assets from capital transactions	640,946,984	823,917,504

Total increase in net assets	724,428,732	806,663,108

Net Assets
Beginning of period	$1,041,565,453	234,902,345
End of period	$1,765,994,185	$1,041,565,453

Accumulated net investment loss, net of deferred taxes	$(14,699,312)	$(7,460,420)

Capital Share Transactions:
Shares sold:
Class A	24,331,177	37,513,300
Class C	23,930,253	26,000,761
Institutional Class	22,638,971	26,486,660
Shares reinvested:
Class A	1,193,983	1,664,620
Class C	838,124	896,562
Institutional Class	812,117	1,028,556
Shares redeemed:
Class A	(6,880,027)	(7,843,091)
Class C	(1,661,578)	(735,193)
Institutional Class	(5,070,489)	(4,950,376)
Net increase	60,132,531	80,061,799

(1)
Net of redemption fee proceeds of $3,791, $446 and $4,708 for the year ended November 30, 2012 for Class A , Class C and Institutional Class respectively. Effective March 31, 2012, the Fund is not charging redemption fees.

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
FINANCIAL HIGHLIGHTS - A Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended		For the Year		For the Period December 31, 2010*
	May 31, 2013		Ended		through
	(Unaudited)		November 30, 2012		November 30, 2011
Net asset value, beginning of period	$10.13		$10.11		$10.00
Income from Investment Operations
Net investment loss1	(0.05)		(0.10)		(0.08)
Return of capital1	0.20		0.39		0.34
Net realized and unrealized gain on investments1,2	0.87		0.38		0.41
Total from investment operations	1.02		0.67		0.67

Less Distributions:
From return of capital	(0.28)		(0.65)		(0.56)
Total distributions	(0.28)		(0.65)		(0.56)

Net asset value, end of period	$10.87		$10.13		$10.11

Total return4	10.10%	3	6.77%		6.87%	3

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$680,660		$445,142		$127,439

Ratio of expenses to average net assets:
Before expense recovery/(waiver) and deferred tax expense	1.47%	5	1.53%		1.87%	5
Expense recovery/(waiver)	0.03%	5	(0.03	) %	(0.37)%	5
Net of expense recovery/(waiver) and before deferred tax expense	1.50%	5	1.50%		1.50%	5
Deferred tax expense6	10.65%	5	2.78%		7.17%	5
Total expenses	12.15%	5	4.28%		8.67%	5
Ratio of net investment income (loss) to average net assets:
Before expense recovery/(waiver) and deferred tax benefit	(1.47)%	5	(1.53	) %	(1.87)%	5
Expense recovery/(waiver)	0.03%	5	(0.03	) %	(0.37)%	5
Net of expense recovery/(waiver) and before deferred tax benefit	(1.50)%	5	(1.50	) %	(1.50)%	5
Deferred tax benefit7	0.56%	5	0.56%		0.60%	5
Net investment loss	(0.94)%	5	(0.94	) %	(0.90)%	5
Portfolio turnover rate	4%	3	12%		12%	3

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions this period.

3	Not annualized.
4
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor.  Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more.  Returns do not include a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If sales charges and CDSC were included total return would be lower. The return includes Rule 12b-1 fees of 0.25% and does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

5	Annualized.
6	Deferred tax expense (benefit) estimate for the ratio calculation is derived from net investment income (loss), and realized and unrealized gains (losses).
7	Deferred tax benefit (expense) estimate for the ratio calculation is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
FINANCIAL HIGHLIGHTS - C Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended		For the Year		For the Period December 31, 2010*
	May 31, 2013		Ended		through
	(Unaudited)		November 30, 2012		November 30, 2011
Net asset value, beginning of period	$9.94		$10.00		$10.00
Income from Investment Operations
Net investment loss1	(0.07)		(0.14)		(0.12)
Return of capital1	0.19		0.38		0.34
Net realized and unrealized gain on investments1,2	0.85		0.35		0.34
Total from investment operations	0.97		0.59		0.56

Less Distributions:
From return of capital	(0.28)		(0.65)		(0.56)
Total distributions	(0.28)		(0.65)		(0.56)

Net asset value, end of period	$10.63		$9.94		$10.00

Total return4	9.79%	3	6.02%		5.73%	3

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$582,685		$315,288		$55,461

Ratio of expenses to average net assets:
Before expense recovery/(waiver) and deferred tax expense	2.22%	5	2.28%		2.62%	5
Expense recovery/(waiver)	0.03%	5	(0.03	) %	(0.37)%	5
Net of expense recovery/(waiver) and before deferred tax expense	2.25%	5	2.25%		2.25%	5
Deferred tax expense6	10.37%	5	2.50%		7.17%	5
Total expenses	12.61%	5	4.75%		9.42%	5
Ratio of net investment income (loss) to average net assets:
Before expense recovery/(waiver) and deferred tax benefit	(2.22)%	5	(2.28	) %	(2.62)%	5
Expense recovery/(waiver)	0.03%	5	(0.03	) %	(0.37)%	5
Net of expense recovery/(waiver) and before deferred tax benefit	(2.25)%	5	(2.25	) %	(2.25)%	5
Deferred tax benefit7	0.84%	5	0.84%		0.90%	5
Net investment loss	(1.41)%	5	(1.41	) %	(1.35)%	5
Portfolio turnover rate	4%	3	12%		12%	3

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions this period.

3	Not annualized.
4
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor.   Returns shown do not include a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If the CDSC was included total returns would be lower. The return includes Rule 12b-1 fees of 1.00% and does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

5	Annualized.
6	Deferred tax expense (benefit) estimate for the ratio calculation is derived from net investment income (loss), and realized and unrealized gains (losses).
7	Deferred tax benefit (expense) estimate for the ratio calculation is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
FINANCIAL HIGHLIGHTS - Institutional Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended		For the Year		For the Period December 31, 2010*
	May 31, 2013		Ended		through
	(Unaudited)		November 30, 2012		November 30, 2011
Net asset value, beginning of period	$10.14		$10.10		$10.00
Income from Investment Operations
Net investment loss1	(0.04)		(0.08)		(0.07)
Return of capital1	0.20		0.39		0.34
Net realized and unrealized gain on investments1,2	0.88		0.38		0.39
Total from investment operations	1.04		0.69		0.66

Less Distributions:
From return of capital	(0.28)		(0.65)		(0.56)
Total distributions	(0.28)		(0.65)		(0.56)

Net asset value, end of period	$10.90		$10.14		$10.10

Total return4	10.29%	3	6.98%		6.78%	3

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$502,649		$281,135		$52,002

Ratio of expenses to average net assets:
Before expense recovery/(waiver) and deferred tax expense	1.22%	5	1.28%		1.62%	5
Expense recovery/(waiver)	0.03%	5	(0.03	) %	(0.37)%	5
Net of expense recovery/(waiver) and before deferred tax expense	1.25%	5	1.25%		1.25%	5
Deferred tax expense6	10.74%	5	2.87%		7.17%	5
Total expenses	11.99%	5	4.12%		8.42%	5
Ratio of net investment income (loss) to average net assets:
Before expense recovery/(waiver) and deferred tax benefit	(1.22)%	5	(1.28	) %	(1.62)%	5
Expense recovery/(waiver)	0.03%	5	(0.03	) %	(0.37)%	5
Net of expense recovery/(waiver) and before deferred tax benefit	(1.25)%	5	(1.25	) %	(1.25)%	5
Deferred tax benefit7	0.47%	5	0.46%		0.50%	5
Net investment loss	(0.78)%	5	(0.79	) %	(0.75)%	5
Portfolio turnover rate	4%	3	12%		12%	3

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions this period.

3	Not annualized.
4
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. The return does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

5	Annualized.
6	Deferred tax expense (benefit) estimate for the ratio calculation is derived from net investment income (loss), and realized and unrealized gains (losses).
7	Deferred tax benefit (expense) estimate for the ratio calculation is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

Note 1 – Organization
Center Coast MLP Focus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek maximum total return with an emphasis on providing cash distributions to shareholders. The Fund currently offers three classes of shares: A Shares, C Shares, and Institutional Shares.  The Fund commenced operations on December 31, 2010.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Return of Capital Estimates
Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2013, the Fund estimated that 100% of the MLP distributions received would be treated as return of capital.

(d) Partnership Accounting Policy
The Fund records its pro-rata share of the income/(loss) and capital gains/(losses), to the extent of distributions it has received, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. These amounts are included in the Fund’s Statements of Operations.

(e) Distributions to Shareholders
Dividends, if any, are declared and distributed monthly. The estimated characterization of the distributions paid will be either a dividend (ordinary income) or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. It is anticipated that a significant portion of its distributions will be comprised of return of capital as a result of the tax character of cash distributions made by the Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form DIV in February 2014. For the six months ended May 31, 2013, the Fund’s distributions were expected to be comprised of 100% return of capital.

The distributions are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

(f) Energy Industry Concentration Risk
A substantial portion of the MLPs in which the Fund invests are engaged primarily in the energy industry.  As a result, the Fund will be concentrated in the energy industry, and will therefore be susceptible to adverse economic, environmental or regulatory occurrences affecting the energy industry.

(g) Federal Income Taxes
The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, therefore it will be taxed as a corporation.  As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income.  Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent.  The Fund may be subject to a 20 percent alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax.  The Fund is currently using an estimated 2.5% for state and local tax.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

The Fund's income tax provision consists of the following as of May 31, 2013:

Current tax expense (benefit)
Federal	$-
State	-

Total current tax expense	$-

Deferred tax expense (benefit)
Federal	$68,696,343
State	4,906,881

Total deferred tax expense	$73,603,224

The reconciliation between the federal statutory income tax rate of 35% and the effective tax rate on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	Rate

Application of statutory income tax rate	$68,696,343	35.00%
State income taxes net of federal benefit	4,906,881	2.50%
Effect of permanent differences	(3,645)	0.00%
Total income tax expense (benefit)	$73,599,579	37.50%

The Fund intends to invest their assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP's taxable income in computing its own taxable income. The Fund's tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary difference between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset or if a portion of the deferred tax liability is offset by a tax benefit resulting from net operating losses, consideration is given to whether or not a valuation allowance is required against the deferred tax benefit amount. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) that it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Fund's valuation allowance: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unused. At May 31, 2013, the Fund has determined that it is more likely than not that the deferred tax asset component of the net deferred tax liability, as outlined below, will be realized through

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

future taxable income of the appropriate character.  Accordingly, no valuation allowance has been established at May 31, 2013. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

Components of the Fund's deferred tax assets and liabilities as of May 31, 2013 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis)	$27,103,100
Capital loss carryforward (tax basis)	-

Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	(123,544,229)

Total net deferred tax asset/(liability)	$(96,441,129)

Unexpected significant decreases in cash distributions from the Fund's MLP investments or significant declines in the fair value of its investments may change the Fund's assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance.  If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund's net asset value and results of operations in the period it is recorded.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in their portfolios, and to estimate their associated deferred tax benefit/(liability).  Such estimates are made in good faith.  From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax benefit/(liability).

The Fund's policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations.  As of May 31, 2013, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

The Fund files income tax returns in the U.S. federal jurisdiction and various states.  All tax years since inception remain open and subject to examination by tax jurisdictions.  The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund's net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on their tax returns.  Furthermore, management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

At May 31, 2013, the Fund had net operating loss carryforwards for federal income tax purposes, which may be carried forward for 20 years, as follows:

Expiration Date
11/30/2031	$514,648
11/30/2032	13,296,102
11/30/2033	58,464,181
Total	$72,274,931

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor engages Center Coast Capital Advisors, LP (the “Sub‐Advisor”) to manage the Fund and pays the Sub‐Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes such as deferred income tax expenses, interest, portfolio transaction expenses, and extraordinary expenses) do not exceed 1.50%, 2.25% and 1.25% of average daily net assets of the A Shares, C Shares and Institutional Shares, respectively, until March 31, 2014.

For the six months ended May 31, 2013, the Advisor recovered $234,861 of previously waived advisory fees.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At May 31, 2013, the amount of these potentially recoverable expenses was $208,063. The Advisor may recapture all or a portion of this amount no later than November 30 of the years stated below:

2014	$4,009
2015	204,054
$208,063

Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended May 31, 2013, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2013, are reported on the Statement of Operations

Note 4 – Federal Income Taxes
At May 31, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,542,432,416

Gross unrealized appreciation	$340,495,461
Gross unrealized depreciation	(12,114,243)

Net unrealized appreciation (depreciation) on investments	$328,381,218

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from Master Limited Partnership (“MLP”) K-1s, which is treated as an increase/(decrease) in cost basis of the MLP shares held, and timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Redemption Fee
As of March 31, 2012 the Fund no longer imposes a redemption fee.

Note 6 – Investment Transactions
For the six months ended May 31, 2013, purchases and sales of investments, excluding short-term investments, were $676,327,746 and $52,368,177, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the distribution of its shares. Under the Plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders of each such Class and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares.  For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker‐dealer, HRC Fund Associates, LLC (“HRC”), markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. In addition, HRC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s Distributor. For the six months ended May 31, 2013, HRC did not receive any distribution fees or sales commissions pursuant to the wholesaling agreement.

For the six months ended May 31, 2013, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (the “Plan”) to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. The Plan went into effect on 11/1/2012.

For the six months ended May 31, 2013, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s assets carried at fair value:

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

	Level 1	Level 2*	Level 3*
Investments
Master Limited Partnerships1	$1,832,712,590	$-	$-	$1,832,712,590
Short-Term Investments	38,101,044	-	-	38,101,044
Total Investments	$1,870,813,634	$-	$-	$1,870,813,634

1
All Master Limited Partnerships held in the Fund are Level 1 securities.  For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 & 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 11 – Recently Issued Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Center Coast MLP Focus Fund
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2013 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/1/12 to 5/31/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/12	5/31/13	12/1/12 – 5/31/13
Class A	Actual Performance	$ 1,000.00	$ 1,101.00	$ 7.86
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.52	7.55
Class C	Actual Performance	1,000.00	1,097.90	11.77
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.78	11.30
Institutional Class	Actual Performance	1,000.00	1,102.90	6.55
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.77	6.29

*
Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.25%  and 1.25% for Class A, Class C and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived expenses and do not include deferred income tax expense incurred by the Fund. Assumes all dividends and distributions were reinvested.

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Center Coast MLP Focus Fund
a series of the Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
125 Maiden Lane, 6th Floor
New York, New York 10038

Sub-Advisor
Center Coast Capital Advisors, LP
1100 Louisiana Street, Suite 5025
Houston, Texas 77002

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Center Coast MLP Focus Fund A Shares	CCCAX	461 418 584
Center Coast MLP Focus Fund C Shares	CCCCX	461 418 576
Center Coast MLP Focus Fund Institutional Shares	CCCNX	461 418 568

Privacy Principles of the Center Coast MLP Focus Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Center Coast MLP Focus Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 766-0066, on the Fund’s website at http://www.cccmlpfocusfund.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 766-0066 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (877) 766-0066. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Center Coast MLP Focus Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: 1-877-766-0066

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	8/8/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	8/8/2013

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/8/2013